Related Party Transactions (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Consultancy fee paid to related parties	$ 27,744
Tianjin Jinjing Huizhi Network Technology Co. Ltd. [Member]
Consultancy fee paid to related parties	13,781
Beijing Liujuxiang Shunxing Information Consulting Service Center [Member]
Consultancy fee paid to related parties	$ 13,963